UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

Gadsden Dynamic Growth ETF
Schedule of Investments
July 31, 2019 (Unaudited)
Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 98.4%
	Alternative - 0.2%
2,225	ProShares VIX Short-Term Futures ETF (b)	$43,165
	Emerging Market Equity - 9.6%
15,124	iShares MSCI India ETF	499,092
13,478	iShares MSCI India Small-Cap ETF	470,450
12,136	iShares MSCI Mexico ETF	500,853
16,474	iShares MSCI Taiwan ETF	581,038
		2,051,433
	High Yield/Emerging Market Debt - 10.5%
46,424	VanEck Vectors Emerging Markets High Yield Bond ETF	1,108,141
32,410	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,121,386
		2,229,527
	Inflation Protected Bonds - 20.3%
18,844	iShares TIPS Bond ETF	2,171,582
43,525	Vanguard Short-Term Inflation-Protected Securities ETF	2,147,088
		4,318,670
	U.S. Equity - 57.8%
19,161	Consumer Staples Select Sector SPDR Fund	1,138,738
36,725	Direxion Daily Financial Bear 3X Shares	1,309,246
10,359	Direxion Daily Small Cap Bear 3X Shares	462,115
35,776	iShares Edge MSCI Min Vol USA ETF	2,245,302
3,139	iShares Expanded Tech-Software Sector ETF	696,732
42,593	iShares U.S. Home Construction ETF	1,656,868
8,845	ProShares UltraPro Short Dow30	426,152
49,064	Schwab U.S. REIT ETF	2,215,240
16,452	Vanguard Utilities ETF	2,182,358
		12,332,751
	TOTAL EXCHANGE TRADED FUNDS (Cost $21,055,119)	20,975,546

	SHORT-TERM INVESTMENTS - 2.1%
458,647	First American Treasury Obligations Fund, Class X, 2.21% (a)	458,647
	TOTAL SHORT-TERM INVESTMENTS (Cost $458,647)	458,647
	TOTAL INVESTMENTS - 100.5% (Cost $21,513,766)	21,434,193
	Liabilities in Excess of Other Assets - (0.5)%	(115,517)
	NET ASSETS - 100.0%	$21,318,676

	Percentages are stated as a percent of net assets.
	The Fund's security classifications are defined by the Fund Adviser.
(a)	Annualized seven-day yield as of July 31, 2019.
(b)	Non-income producing security.

Gadsden Dynamic Multi-Asset ETF
Schedule of Investments
July 31, 2019 (Unaudited)
Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 98.5%
	Emerging Market Equity - 16.9%
42,605	iShares Currency Hedged MSCI Emerging Markets ETF	$1,059,160
26,395	iShares Emerging Markets Dividend ETF	1,059,495
15,216	iShares MSCI India Small-Cap ETF	531,115
12,702	iShares MSCI Mexico ETF	524,212
22,532	iShares MSCI Taiwan ETF	794,704
2,894	iShares MSCI Thailand ETF	266,248
9,475	Xtrackers Harvest CSI 300 China A-Shares ETF	264,068
		4,499,002
	Fixed Income - 21.7%
19,462	Schwab Intermediate-Term U.S. Treasury ETF	1,067,296
5,299	Vanguard Extended Duration Treasury ETF	675,993
49,392	Vanguard Long-Term Treasury ETF	4,036,314
		5,779,603
	Inflation Protected Bonds - 27.7%
23,167	iShares TIPS Bond ETF	2,669,765
28,659	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	2,017,020
54,018	Vanguard Short-Term Inflation-Protected Securities ETF	2,664,708
		7,351,493
	International Developed Equity - 2.5%
24,710	iShares MSCI Germany ETF	662,722
	U.S. Equity - 29.7%
8,808	Consumer Staples Select Sector SPDR Fund	523,460
16,235	Global X Cloud Computing ETF	262,195
21,070	iShares Edge MSCI Min Vol USA ETF	1,322,353
2,959	iShares Expanded Tech-Software Sector ETF	656,780
13,572	iShares U.S. Home Construction ETF	527,951
29,385	Schwab U.S. REIT ETF	1,326,733
11,848	SPDR S&P Global Natural Resources ETF	528,421
16,775	VanEck Vectors Junior Gold Miners ETF	629,734
5,802	Vanguard S&P 500 ETF	1,584,410
4,016	Vanguard Utilities ETF	532,722
		7,894,759
	TOTAL EXCHANGE TRADED FUNDS (Cost $25,652,259)	26,187,579

	SHORT-TERM INVESTMENTS - 1.6%
431,049	First American Treasury Obligations Fund, Class X, 2.21% (a)	431,049
	TOTAL SHORT-TERM INVESTMENTS (Cost $431,049)	431,049
	TOTAL INVESTMENTS - 100.1% (Cost $26,083,308)	26,618,628
	Liabilities in Excess of Other Assets - (0.1)%	(40,391)
	NET ASSETS - 100.0%	$26,578,237

	Percentages are stated as a percent of net assets.
	The Fund's security classifications are defined by the Fund Adviser.
(a)	Annualized seven-day yield as of July 31, 2019.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value  hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2019:

	Gadsden Dynamic Growth ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,975,546	$-	$-	$20,975,546
Short-Term Investments	458,647	-	-	458,647
Total Investments in Securities	$21,434,193	$-	$-	$21,434,193
	Gadsden Dynamic Multi-Asset ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,187,579	$-	$-	$26,187,579
Short-Term Investments	431,049	-	-	431,049
Total Investments in Securities	$26,618,628	$-	$-	$26,618,628
^See Schedule of Investments for further disaggregation of investment categories.
For the period ended July 31, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title) *      /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date       9/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        9/23/2019

By (Signature and Title) *       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        9/23/2019

* Print the name and title of each signing officer under his or her signature.